Taxation (Details) - Schedule of Reconciliation Between the Provision for Income Taxes	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation Between the Provision for Income Taxes [Abstract]
PRC statutory income tax rate	(25.00%)	25.00%	25.00%
Impact of different tax rates in other jurisdictions	1.10%	22.30%	0.00%
Effect of preferential tax rate	7.90%	53.30%	(6.40%)
Non-deductible (Non-taxable) items	0.10%	0.90%	0.90%
Effect of additional R&D deduction	0.00%	(9.00%)	0.00%
Tax effect on deferred offering costs	(0.60%)	(32.30%)	(1.90%)
Change in valuation allowance	13.10%	5.00%	(3.30%)
Effective tax rate	(3.40%)	65.20%	14.30%